Eaton Vance
High Yield Municipal Income Fund
April 30, 2026
Portfolio of Investments (Unaudited)

Corporate Bonds — 0.5%
Security	Principal Amount (000's omitted)	Value
Hospital — 0.5%
Adventist Health System, 5.757%, 12/1/34	$5,000	$ 5,146,232
Boston Medical Center Corp., 4.581%, 7/1/47	4,165	3,193,929
Total Corporate Bonds (identified cost $9,165,000)		$ 8,340,161

Tax-Exempt Municipal Obligations — 95.5%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 0.6%
Texas Water Development Board, 5.25%, 10/15/51(1)	$10,000	$ 10,550,700
		$ 10,550,700
Cogeneration — 0.0%†
Northampton County Industrial Development Authority, PA, (Northampton Generating), (AMT), 5.00%, 6/30/27(2)	$567	$ 249,562
		$ 249,562
Education — 8.2%
Albany Capital Resource Corp., NY, (KIPP Capital Region Public Charter Schools), 5.00%, 6/1/64	$3,045	$ 2,875,995
Arizona Industrial Development Authority, (Pinecrest Academy of Nevada), 4.00%, 7/15/50(3)	925	757,098
Arlington Higher Education Finance Corp., TX, (Great Hearts America), 5.00%, 8/15/54	2,200	2,048,460
Arlington Higher Education Finance Corp., TX, (Harmony Public Schools), (PSF Guaranteed), 4.00%, 2/15/54	3,760	3,318,195
Arlington Higher Education Finance Corp., TX, (Leadership Prep School), (PSF Guaranteed), 4.125%, 6/15/54	390	347,409
Build NYC Resource Corp., NY, (East Harlem Scholars Academy Charter School), Social Bonds, 5.75%, 6/1/52(3)	1,500	1,460,331
Build NYC Resource Corp., NY, (Renaissance Charter School):
5.50%, 6/15/50	4,245	4,210,080
5.50%, 6/15/55	2,000	1,945,794
Build NYC Resource Corp., NY, (South Bronx Classical Charter School V):
5.25%, 6/15/51	1,150	1,155,522
Security	Principal Amount (000's omitted)	Value
Education (continued)
Build NYC Resource Corp., NY, (South Bronx Classical Charter School V): (continued)
5.25%, 6/15/56	$1,250	$ 1,247,626
5.50%, 6/15/65	3,000	3,013,008
California Enterprise Development Authority, (The Rocklin Academy), 5.00%, 6/1/44(3)	1,500	1,511,781
California Municipal Finance Authority, (California Baptist University), 5.125%, 11/1/40(3)	1,350	1,415,431
California Municipal Finance Authority, (Westside Neighbourhood School), 6.375%, 6/15/64(3)	3,455	3,624,223
California School Finance Authority, (Larchmont Charter School), 6.25%, 6/1/65(3)	1,250	1,304,248
Capital Projects Finance Authority, FL, (Imagine School at North Port), 6.25%, 6/15/45(3)	1,000	1,017,172
Capital Trust Agency, FL, (Florida Charter Educational Foundation, Inc.):
5.375%, 6/15/38(3)	545	544,710
5.375%, 6/15/48(3)	1,020	952,498
Capital Trust Authority, FL, (KIPP Miami North Campus):
6.00%, 6/15/54(3)	650	662,614
6.125%, 6/15/60(3)	800	816,383
Capital Trust Authority, FL, (Mason Classical Academy), 5.00%, 6/1/64(3)	4,550	4,080,027
Colorado Educational and Cultural Facilities Authority, (Aspen View Academy):
4.00%, 5/1/41	100	91,204
4.00%, 5/1/51	500	406,596
Dayton-Montgomery County Port Authority, OH, (Daytown Regional Stem Schools, Inc.):
5.00%, 12/1/54	1,060	1,016,714
5.00%, 12/1/60	835	792,629
Development Authority of Cobb County, GA, (Mt. Bethel Christian Academy):
6.00%, 6/1/45(3)	1,720	1,798,390
6.25%, 6/1/55(3)	2,100	2,166,916
6.25%, 6/1/64(3)	1,000	1,024,621
District of Columbia, (District of Columbia International School), 5.00%, 7/1/49	2,200	2,134,486
District of Columbia, (KIPP DC), 4.00%, 7/1/44	970	873,459
Florida Development Finance Corp., (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.), 4.00%, 7/1/51(3)	5,050	4,184,994
Florida Development Finance Corp., (Renaissance Charter School):
5.50%, 6/15/40(3)	3,275	3,452,665
6.00%, 6/15/45(3)	1,000	1,056,441
Florida Development Finance Corp., (River City Science Academy Project), 4.00%, 7/1/55	750	574,096

Eaton Vance
High Yield Municipal Income Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Education (continued)
Florida Higher Educational Facilities Financing Authority, (Jacksonville University), 5.00%, 6/1/48(3)	$750	$ 671,251
Florida Higher Educational Facilities Financing Authority, (Rollins College Project), 4.125%, 12/1/54	3,000	2,604,107
Florida Local Government Finance Commission, (Cornerstone Charter Academy), 5.875%, 10/1/61	1,500	1,469,876
Houston Higher Education Finance Corp., TX, (Houston Christian University), 5.25%, 10/1/54	240	233,159
Idaho Housing and Finance Association, (Alturas Preparatory Academy):
4.25%, 5/1/49	1,300	1,163,929
4.50%, 5/1/59	1,035	920,947
Illinois Finance Authority, (DePaul College Prep Foundation), 5.625%, 8/1/53(3)	2,500	2,557,710
Indiana Finance Authority, (Depauw University), 5.25%, 10/1/56	1,000	1,002,737
Indiana Finance Authority, (KIPP Indianapolis, Inc.):
5.00%, 7/1/40	290	283,844
5.00%, 7/1/55	120	106,690
Iowa Higher Education Loan Authority, (University of Dubuque), 6.00%, 10/1/55	3,000	3,120,228
Louisiana Public Facilities Authority, LA, (Acadiana Renaissance Charter Academy):
5.50%, 6/15/40(3)	3,500	3,658,396
6.00%, 6/15/45(3)	3,480	3,619,368
Maricopa County Industrial Development Authority, AZ, (Legacy Traditional Schools):
4.00%, 7/1/51(3)	2,870	2,298,249
4.25%, 7/1/44	2,215	1,976,992
Philadelphia Authority for Industrial Development, PA, (Mariana Bracetti Academy), 5.375%, 6/15/50(3)	1,250	1,165,760
Phoenix Industrial Development Authority, AZ, (Legacy Traditional Schools), 5.00%, 7/1/46(3)	2,500	2,375,504
Public Finance Authority, WI, (Cherokee Classical Academy), 7.00%, 6/15/65(3)	1,200	1,207,053
Public Finance Authority, WI, (North Carolina Leadership Academy):
4.00%, 6/15/29(3)	120	119,137
5.00%, 6/15/39(3)	185	184,668
5.00%, 6/15/49(3)	260	240,903
Public Finance Authority, WI, (North East Carolina Preparatory School), 5.25%, 6/15/54	1,120	1,099,263
Public Finance Authority, WI, (Pinecrest Academy Nevada-Sloan Canyon Campus):
4.50%, 7/15/49(3)	1,700	1,514,947
Security	Principal Amount (000's omitted)	Value
Education (continued)
Public Finance Authority, WI, (Pinecrest Academy Nevada-Sloan Canyon Campus): (continued)
4.50%, 7/15/53(3)	$1,000	$ 869,031
Public Finance Authority, WI, (Roseman University of Health Sciences):
4.00%, 4/1/52(3)	970	769,509
5.00%, 4/1/40(3)	795	800,843
5.00%, 4/1/50(3)	3,250	3,037,860
Public Finance Authority, WI, (Triad Math and Science Academy Co.):
5.25%, 6/15/65	2,250	2,033,046
5.50%, 6/15/55	1,945	1,860,361
Sierra Vista Industrial Development Authority, AZ, (American Leadership Academy Johnston), 6.50%, 6/15/65(3)	6,130	6,016,711
Sierra Vista Industrial Development Authority, AZ, (American Leadership Academy):
5.00%, 6/15/44(3)	4,750	4,441,227
5.00%, 6/15/54(3)	2,800	2,421,828
6.25%, 6/15/56(3)	6,740	6,490,185
South Carolina Jobs-Economic Development Authority, (Carolina Voyager), 5.00%, 6/15/54(3)	5,735	5,430,118
South Carolina Jobs-Economic Development Authority, (Charleston Southern University), 5.75%, 9/1/55	90	90,771
Tennessee State School Bond Authority, 5.00%, 11/1/52	380	393,504
Texas Tech University System, 4.25%, 2/15/55	7,175	6,744,233
Washington Housing Finance Commission, (Seattle Academy of Arts and Sciences):
5.875%, 7/1/43(3)	1,345	1,435,479
6.125%, 7/1/53(3)	3,525	3,717,081
		$ 138,028,321
Electric Utilities — 1.1%
Arkansas River Power Authority, CO, 5.00%, 10/1/43	$3,985	$ 4,045,266
Douglas County Public Utility District No. 1, WA, 3.00%, 9/1/52	1,750	1,286,032
South Carolina Public Service Authority:
5.50%, 12/1/54	2,150	2,294,023
5.75%, 12/1/47	10,000	10,827,759
		$ 18,453,080
Escrowed/Prerefunded — 0.7%
Iowa Finance Authority, (Iowa Fertilizer Co.), Prerefunded to 12/1/32, 5.00%, 12/1/50	$10,000	$ 11,318,494

Eaton Vance
High Yield Municipal Income Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Escrowed/Prerefunded (continued)
Public Finance Authority, WI, (Roseman University of Health Sciences):
Prerefunded to 4/1/30, 5.00%, 4/1/50(3)	$130	$ 140,255
Prerefunded to 4/1/32, 4.00%, 4/1/52(3)	30	31,625
		$ 11,490,374
General Obligations — 7.8%
Chicago Board of Education, IL:
5.00%, 12/1/41	$3,550	$ 3,490,833
5.00%, 12/1/42	6,950	6,753,874
5.00%, 12/1/44	2,305	2,192,708
5.00%, 12/1/46	5,500	5,071,038
5.00%, 12/1/46	2,500	2,305,017
5.00%, 12/1/47	13,635	12,314,313
5.75%, 12/1/50	8,190	8,136,535
6.00%, 12/1/49	4,375	4,487,515
6.25%, 12/1/50	10,000	10,506,907
Chicago, IL:
5.00%, 1/1/44	3,395	3,320,375
5.00%, 1/1/44	4,475	4,376,636
5.50%, 1/1/49	1,040	1,041,746
6.00%, 1/1/42	1,000	1,100,130
Detroit, MI:
5.00%, 4/1/30	1,000	1,030,893
5.00%, 4/1/31	865	891,389
6.00%, 5/1/43	1,000	1,113,636
Graford Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/54	3,575	3,206,693
Illinois:
5.00%, 12/1/42	8,125	8,222,807
5.50%, 5/1/39	1,085	1,152,345
5.50%, 3/1/47	2,000	2,088,310
5.75%, 5/1/45	1,100	1,160,945
Mida Cormont Public Infrastructure District, UT:
0.00%, 6/1/55(3)	5,225	4,547,855
8.50%, 6/15/55(3)	1,600	1,644,950
Puerto Rico:
0.00%, 7/1/33	731	530,199
4.00%, 7/1/33	4,500	4,497,402
4.00%, 7/1/41	7,584	7,106,171
5.625%, 7/1/29	3,343	3,520,519
5.75%, 7/1/31	8,681	9,389,782
Royse City Independent School District, TX, (PSF Guaranteed):
5.25%, 2/15/55(1)	3,675	3,873,744
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Royse City Independent School District, TX, (PSF Guaranteed): (continued)
5.25%, 2/15/58(1)	$6,325	$ 6,645,930
San Diego Unified School District, CA, (Election of 2012), 4.00%, 7/1/50	75	71,670
Spring Independent School District, TX, (PSF Guaranteed), 5.25%, 8/15/55(1)	5,400	5,696,136
		$ 131,489,003
Hospital — 7.3%
Allegheny County Hospital Development Authority, PA, (Allegheny Health Network Obligated Group), 5.00%, 4/1/47	$2,575	$ 2,591,633
Arkansas Development Finance Authority, (Washington Regional Medical Center), 5.00%, 2/1/36	975	997,074
Astoria Hospital Facilities Authority, OR, (Columbia Memorial Hospital), 5.25%, 8/1/49	3,000	3,003,044
Bucks County Industrial Development Authority, PA, (Grand View Hospital):
4.00%, 7/1/46	1,000	897,555
5.00%, 7/1/36	1,200	1,259,232
5.00%, 7/1/54	6,000	5,956,535
California Municipal Finance Authority, (NorthBay Healthcare Group):
5.00%, 11/1/40	350	350,004
5.00%, 11/1/47	660	636,207
Cleveland Health and Educational Facilities Board, TN, (Hamilton Health Care System), 4.25%, 8/15/54	1,880	1,736,806
Colorado Health Facilities Authority, (CommonSpirit Health), 5.50%, 11/1/47	3,965	4,189,526
Connecticut Health and Educational Facilities Authority, (Connecticut Children's Medical Center), 4.25%, 7/15/53	1,605	1,481,665
Crawford County Hospital Authority, PA, (Meadville Medical Center), 6.00%, 6/1/46	3,175	3,176,041
Doylestown Hospital Authority, PA, 5.375%, 7/1/39(3)	1,510	1,650,345
DuBois Hospital Authority, PA, (Penn Highlands Healthcare):
4.00%, 7/15/43	300	252,569
4.00%, 7/15/45	2,015	1,713,863
4.00%, 7/15/48	2,435	1,918,646
4.00%, 7/15/50	125	99,997
4.00%, 7/15/51	85	66,429
Fairfax County Industrial Development Authority, VA, (Inova Health System), 4.00%, 5/15/48	1,065	1,000,958

Eaton Vance
High Yield Municipal Income Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Grand Forks, ND, (Altru Health System), 5.42%, 12/1/53	$1,500	$ 1,514,506
Grays Harbor County Public Hospital District No. 1, WA, (Summit Pacific Medical Center), 6.875%, 12/1/53	2,610	2,842,932
Halifax Hospital Medical Center, FL, (Daytona Beach), 4.25%, 6/1/54	2,250	2,044,355
Illinois Finance Authority, (OSF HealthCare System), 4.125%, 5/15/47	4,975	4,610,751
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 4.00%, 11/1/42	5,500	4,517,466
Maryland Health and Higher Educational Facilities Authority, (Frederick Health System), 5.25%, 7/1/53	380	386,027
Michigan Finance Authority, (Henry Ford Health Detroit), Green Bonds, 4.375%, 2/28/54	2,950	2,725,552
Michigan Finance Authority, (Trinity Health Credit Group), 4.00%, 12/1/49	6,475	5,651,450
Missouri Health and Educational Facilities Authority, (BJC Health System), 4.25%, 4/1/55	3,320	3,135,405
Missouri Health and Educational Facilities Authority, (Mercy Health), 5.00%, 12/1/52	6,630	6,820,459
Montgomery County Higher Education and Health Authority, PA, (Holy Redeemer Health System), 5.00%, 10/1/40	1,120	983,107
Muskingum County, OH, (Genesis HealthCare System Obligated Group):
5.00%, 2/15/33	2,775	2,777,135
5.00%, 2/15/44	3,835	3,834,870
New Jersey Health Care Facilities Financing Authority, (St. Joseph's Healthcare System Obligated Group):
4.00%, 7/1/48	5,875	5,093,555
5.00%, 7/1/41	1,750	1,750,609
Norfolk Economic Development Authority, VA, (Sentara Healthcare), 4.00%, 11/1/48	510	469,345
Onondaga Civic Development Corp., NY, (Crouse Health Hospital, Inc.), 5.125%, 8/1/44	6,435	6,202,776
Pennsylvania Economic Development Financing Authority, (UPMC), 4.00%, 5/15/53	4,885	4,175,545
Skagit County Public Hospital District No. 1, WA, 5.50%, 12/1/54	2,750	2,794,480
South Carolina Jobs-Economic Development Authority, (Beaufort Memorial Hospital and South of Broad Healthcare), 5.75%, 11/15/54	3,250	3,283,077
South Carolina Jobs-Economic Development Authority, (Novant Health Obligated Group), 4.50%, 11/1/54	6,925	6,683,643
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/35	2,960	2,889,993
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
West Virginia Hospital Finance Authority, (Vandalia Health):
6.00%, 9/1/48	$4,000	$ 4,316,790
6.00%, 9/1/53	3,950	4,208,930
West Virginia Hospital Finance Authority, (West Virginia Health System Obligated Group), 4.375%, 6/1/53	2,100	1,976,299
Westchester County Local Development Corp., NY, (Westchester Medical Center Obligated Group), 6.25%, 11/1/52	560	580,337
Wisconsin Health and Educational Facilities Authority, (Thedacare, Inc.), 3.125%, 12/15/49	3,765	2,852,967
		$ 122,100,490
Housing — 4.9%
Alachua County Housing Finance Authority, FL, (Woodland Park II LLC), 6.30% to 7/1/43 (Put Date), 7/1/55(3)	$3,200	$ 3,336,269
Burke County Development Authority, GA, (KSU Summit II Student Housing):
4.50%, 7/15/50	415	406,174
4.625%, 7/15/56	1,140	1,120,385
CMFA Special Finance Agency, CA, (Solana at Grand), 4.00%, 8/1/56(3)	4,000	3,433,694
CSCDA Community Improvement Authority, CA, (City of Orange Portfolio), Essential Housing Revenue, Social Bonds, 3.00%, 3/1/57(3)	9,900	6,800,714
Indiana Finance Authority, (CHF-Tippecanoe, LLC - Student Housing), 5.125%, 6/1/58	1,625	1,566,198
King County Housing Authority, WA, (Kirkland Heights Project), 4.625%, 1/1/41	1,975	2,034,075
Knox County Health Educational and Housing Facility Board, TN, (MTEBS Village), (FNMA), 4.625%, 12/1/43	1,325	1,364,845
Maryland Economic Development Corp., (Morgan State University), Student Housing Revenue, 5.75%, 7/1/53	2,000	2,096,658
Massachusetts Development Finance Agency, (Merrimack College Student Housing), 5.00%, 7/1/60(3)	2,200	2,092,098
Mississippi Home Corp., MS, (Jackson Housing Portfolio), (FNMA), 4.55%, 4/1/42	2,210	2,228,586
National Finance Authority, NH, Municipal Certificates, Series 2022-2, Class A, Social Certificates, 4.00%, 10/20/36	6,656	6,612,760
New Hampshire Business Finance Authority:
Social Certificates, 3.625%, 8/20/39	4,924	4,681,256
Social Certificates, 5.15% to 6/1/35 (Put Date), 6/20/41	2,991	3,074,984

Eaton Vance
High Yield Municipal Income Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Housing (continued)
New York City Housing Development Corp., NY, (8 Spruce Street), 5.25%, 12/15/31	$1,500	$ 1,545,736
Ohio Housing Finance Agency, (Havens Edge Apartment), 5.70%, 8/1/43(3)	1,750	1,840,427
Public Finance Authority, WI, (Aggie Apartment Life Holding Corp., II LLC):
5.00%, 6/1/44	1,300	1,322,551
5.25%, 6/1/54	2,325	2,325,192
Public Finance Authority, WI, (KSU Bixby Real Estate Foundation LLC):
5.25%, 6/15/45	550	556,791
5.25%, 6/15/50	750	754,988
5.50%, 6/15/55	750	751,041
Public Finance Authority, WI, (University of Hawaii Foundation), Green and Social Bonds, 4.00%, 7/1/51(3)	2,500	1,849,116
Rhode Island Housing and Mortgage Finance Corp., Social Bonds, (GNMA), 4.60%, 10/1/48	1,775	1,777,769
Shelby County Health and Educational Facilities Board, TN, (Madrone Memphis Student Housing I LLC):
5.00%, 6/1/44(3)	1,250	1,258,301
5.25%, 6/1/56(3)	2,250	2,182,983
Texas Student Housing Corp., (University of North Texas):
9.375%, 7/1/06(4)	860	860,000
11.00%, 7/1/31(4)	2,000	2,000,000
Utah Housing Corp., (Promontory Place Apartments), (FNMA), 4.69%, 2/1/45	4,275	4,401,775
Vail Home Partners Corp., CO:
5.75%, 10/1/45(3)	415	432,949
5.875%, 10/1/55(3)	2,500	2,559,080
6.00%, 10/1/64(3)	4,000	4,104,610
Vancouver Housing Authority, WA, (Cougar Creek), 4.50%, 10/1/42	1,250	1,267,199
Washington Housing Finance Commission, Social Certificates, 3.375%, 4/20/37	8,297	7,758,248
Washington State Housing Finance Commission, (Radford Court and Nordheim Court), 5.50%, 7/1/59	1,500	1,503,571
		$ 81,901,023
Industrial Development Revenue — 11.1%
Arkansas Development Finance Authority, (United States Steel Corp.):
Green Bonds, (AMT), 5.45%, 9/1/52	$12,200	$ 12,356,674
Green Bonds, (AMT), 5.70%, 5/1/53	6,730	6,896,430
Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue (continued)
Baldwin County Industrial Development Authority, AL, (Novelis Corp.):
(AMT), 4.625% to 6/1/32 (Put Date), 6/1/55(3)	$2,000	$ 2,016,612
(AMT), 5.00% to 6/1/32 (Put Date), 6/1/55(3)	3,200	3,271,173
California Municipal Finance Authority, (LINXS Automated People Mover), (AMT), 5.00%, 12/31/43	6,690	6,779,211
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 3.20%, 7/1/39	5,610	4,844,794
Henderson, KY, (Pratt Paper, LLC), (AMT), 4.70%, 1/1/52(3)	5,510	5,122,991
Hoover Industrial Development Board, AL, (United States Steel Corp.), (AMT), 5.75%, 10/1/49	1,250	1,280,977
Houston, TX, (United Airlines, Inc.):
(AMT), 4.00%, 7/15/41	11,710	10,861,984
(AMT), 5.25%, 7/15/34	1,500	1,600,664
(AMT), 5.50%, 7/15/36	9,000	9,672,800
(AMT), 5.50%, 7/15/39	350	370,370
Jefferson County Port Authority, OH, (JSW Steel USA Ohio, Inc.):
5.00% to 12/1/28 (Put Date), 12/1/53(3)	6,000	6,122,591
(AMT), 3.50%, 12/1/51(3)	9,250	7,517,848
Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 5.00%, 8/1/35(3)	1,000	1,051,564
Maricopa County Industrial Development Authority, AZ, (Commercial Metals Co.), (AMT), 4.00%, 10/15/47(3)	6,350	5,495,098
Mobile County Industrial Development Authority, AL, (AM/LS Calvert LLC):
(AMT), 4.75%, 12/1/54	14,650	13,684,701
(AMT), 5.00%, 6/1/54	7,250	7,037,831
National Finance Authority, NH, (Covanta):
4.625%, 11/1/42(3)	13,325	11,742,366
(AMT), 4.875%, 11/1/42(3)	1,975	1,792,600
Green Bonds, (AMT), 3.75% to 7/2/40 (Put Date), 7/1/45(3)	1,845	1,503,256
New Hampshire Business Finance Authority, (Casella Waste Systems, Inc.), 2.95%, 4/1/29(3)	480	465,506
New Jersey Economic Development Authority, (Continental Airlines):
5.25%, 9/15/29	5,850	5,857,348
5.50%, 6/1/33	4,375	4,383,044
(AMT), 5.625%, 11/15/30	3,840	3,845,678
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment):
(AMT), 5.00%, 10/1/40	14,630	15,019,685
(AMT), 5.625%, 4/1/40	10,000	10,594,276

Eaton Vance
High Yield Municipal Income Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue (continued)
Niagara Area Development Corp., NY, (Covanta), (AMT), 4.75%, 11/1/42(3)	$7,000	$ 6,261,058
Pennsylvania Economic Development Financing Authority, (Core Natural Resources, Inc.), (AMT), 5.45% to 3/27/35 (Put Date), 1/1/51(3)	1,965	2,125,364
Pennsylvania Economic Development Financing Authority, (Covanta), Green Bonds, (AMT), 3.25%, 8/1/39(3)	1,700	1,313,772
Pennsylvania Economic Development Financing Authority, (Noble Environmental, Inc.), (AMT), 5.45% to 3/1/31 (Put Date), 3/1/56(3)	7,600	7,651,575
Vermont Economic Development Authority, (Casella Waste Systems, Inc.), (AMT), 4.625% to 4/3/28 (Put Date), 4/1/36(3)	475	479,638
Virginia Small Business Financing Authority, (Covanta), (AMT), 5.00% to 7/1/38 (Put Date), 1/1/48(3)	1,440	1,400,631
West Virginia Economic Development Authority (Commercial Metals Co.), (AMT), 4.625% to 5/15/32 (Put Date), 4/15/55	2,760	2,825,736
West Virginia Economic Development Authority, (Core Natural Resources, Inc.), (AMT), 5.45% to 3/27/35 (Put Date), 1/1/55(3)	2,250	2,433,174
		$ 185,679,020
Insured - Electric Utilities — 0.1%
Garland, TX, Electric Utility System Revenue, (AG), 4.25%, 3/1/55	$1,100	$ 1,007,531
		$ 1,007,531
Insured - General Obligations — 0.3%
Generation Park Management District, TX, (AG), 3.75%, 9/1/49	$2,295	$ 1,918,626
Harris County Municipal Utility District No. 165, TX:
(BAM), 3.50%, 3/1/48	2,785	2,319,913
(BAM), 3.50%, 3/1/49	1,795	1,484,840
		$ 5,723,379
Insured - Hospital — 1.8%
Colorado Health Facilities Authority, (CommonSpirit Health Obligations), (BAM), 4.00%, 8/1/44	$3,300	$ 3,074,940
Columbia County Hospital Authority, GA, (WellStar Health System, Inc.), (AG), 5.00%, 4/1/48	2,125	2,203,621
Grand Forks, ND, (Altru Health System), (AG), 3.00%, 12/1/46	6,505	4,964,449
New York Dormitory Authority, (White Plains Hospital Obligated Group), (AG), 5.50%, 10/1/54	1,510	1,596,552
Security	Principal Amount (000's omitted)	Value
Insured - Hospital (continued)
Pennsylvania Higher Educational Facilities Authority, (Thomas Jefferson University), (AG), 4.25%, 11/1/51	$6,720	$ 6,168,037
Virginia Commonwealth University Health System Authority, (BAM), 4.00%, 7/1/54	5,660	5,211,866
Westchester County Local Development Corp., NY, (Westchester Medical Center Obligated Group):
(AG), 5.00%, 11/1/51	1,925	1,947,090
(AG), 5.75%, 11/1/53	1,675	1,785,863
Wisconsin Health and Educational Facilities Authority, (Marshfield Clinic Health System, Inc.), (BAM), 4.50%, 2/15/54	340	327,548
Yuma Industrial Development Authority, AZ, (Yuma Regional Medical Center), (AG), 4.00%, 8/1/49	2,340	2,113,164
		$ 29,393,130
Insured - Lease Revenue/Certificates of Participation — 0.1%
Indianapolis Local Public Improvement Bond Bank, IN, (BAM), 5.00%, 3/1/53	$830	$ 854,972
		$ 854,972
Insured - Special Tax Revenue — 3.0%
Harris County-Houston Sports Authority, TX:
(AG), (NPFG), 0.00%, 11/15/34	$12,700	$ 8,432,014
(NPFG), Escrowed to Maturity, 0.00%, 11/15/26	1,115	1,096,433
(NPFG), Escrowed to Maturity, 0.00%, 11/15/26	9,395	9,238,556
(NPFG), Escrowed to Maturity, 0.00%, 11/15/28	400	370,212
(NPFG), Escrowed to Maturity, 0.00%, 11/15/28	9,605	8,889,716
Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion), (AG), 0.00%, 12/15/56	10,000	2,163,474
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AG), 7.00%, 10/1/39	14,500	16,206,306
Newark, NJ, (Mulberry Pedestrian Bridge Redevelopment), (AG), 5.375%, 11/15/52	2,000	2,131,154
Port of Greater Cincinnati Development Authority, OH, (Duke Energy Convention Center), (AG), 4.375%, 12/1/58	2,485	2,353,982
		$ 50,881,847
Insured - Transportation — 2.4%
Allegheny County Airport Authority, PA, (Pittsburgh International Airport):
(AG), (AMT), 5.50%, 1/1/48	$2,985	$ 3,137,706
(AG), (AMT), 5.50%, 1/1/53	9,080	9,463,087
Chicago, IL, (Midway International Airport), (BAM), (AMT), 5.75%, 1/1/48	6,355	6,766,671

Eaton Vance
High Yield Municipal Income Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Transportation (continued)
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/37	$6,665	$ 3,792,123
Foothill/Eastern Transportation Corridor Agency, CA, (AG), 5.625%, 1/15/32	1,955	2,213,477
Metropolitan Transportation Authority, NY, Green Bonds, (BAM), 4.00%, 11/15/48	4,385	3,978,618
New York Transportation Development Corp., (John F. Kennedy International Airport), Green Bonds, (AG), (AMT), 4.625%, 6/30/54	2,365	2,232,296
Texas Turnpike Authority, (AMBAC), 0.00%, 8/15/30	9,390	8,211,847
		$ 39,795,825
Lease Revenue/Certificates of Participation — 3.0%
Baltimore, MD, (Harbor Point), 5.00%, 6/1/51	$1,600	$ 1,604,289
California Municipal Finance Authority, (Clay Lacy Aviation Facilities - John Wayne Airport, Orange County), (AMT), 6.00%, 1/1/55(3)(5)	4,435	4,460,546
National Finance Authority, NH, (Centurion Foundation Broward Health Medical Center LLC), 5.625%, 9/15/57	12,000	12,404,303
New Hampshire Business Finance Authority, (Centurion BioSquare, Inc.), 5.88%, 12/15/38	12,950	13,407,867
New Jersey Economic Development Authority, (Portal North Bridge), 5.25%, 11/1/47	9,050	9,541,443
New Jersey Economic Development Authority, (School Facilities Construction):
5.00%, 6/15/43	590	608,419
5.00%, 6/15/44	8,170	8,434,391
		$ 50,461,258
Other Revenue — 3.1%
Buckeye Tobacco Settlement Financing Authority, OH:
3.00%, 6/1/48	$4,545	$ 3,231,395
5.00%, 6/1/55	15,635	12,422,836
California Community Choice Financing Authority, Clean Energy Project Revenue, Green Bonds, 5.50% to 11/1/30 (Put Date), 10/1/54	4,285	4,680,014
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(4)	6,250	2,437,500
Kalispel Tribe of Indians, WA, Series A, 5.25%, 1/1/38(3)	1,260	1,278,394
Main Street Natural Gas, Inc., GA, Gas Supply Revenue, 5.00% to 12/1/30 (Put Date), 5/1/54	3,000	3,166,404
Military Installation Development Authority, UT, 4.00%, 6/1/41	1,500	1,437,406
Morongo Band of Mission Indians, CA, 5.00%, 10/1/42(3)	2,040	2,160,342
Security	Principal Amount (000's omitted)	Value
Other Revenue (continued)
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, 5.25% to 8/1/31 (Put Date), 10/1/54	$9,250	$ 9,922,511
Public Finance Authority, WI, (Inperium, Inc.):
5.50%, 12/1/44(3)	5,000	5,130,824
5.75%, 12/1/54(3)	6,000	6,050,281
Southeast Energy Authority, AL, 5.00% to 6/1/35 (Put Date), 1/1/56	550	563,608
		$ 52,481,515
Senior Living/Life Care — 18.9%
Atlantic Beach, FL, (Fleet Landing):
5.00%, 11/15/37	$7,945	$ 7,949,102
5.00%, 11/15/38	1,000	1,015,507
Build NYC Resource Corp., NY, (Riverspring Health Senior Living, Inc.), 5.50%, 12/15/32(3)	9,000	8,880,534
California Municipal Finance Authority, (Mt. San Antonio Gardens), 4.00%, 11/15/52	880	733,704
California Public Finance Authority, (Enso Village):
Green Bonds, 5.00%, 11/15/51(3)	2,695	2,421,384
Green Bonds, 5.00%, 11/15/56(3)	3,135	2,760,841
Centerville, OH, (Graceworks Lutheran Services), 5.25%, 11/1/37	3,250	3,276,838
Clackamas County Hospital Facility Authority, OR, (Rose Villa):
5.25%, 11/15/50	225	220,792
5.375%, 11/15/55	275	271,329
Colorado Health Facilities Authority, (Aberdeen Ridge):
5.00%, 5/15/44	2,250	1,934,320
5.00%, 5/15/58	2,525	1,890,157
Colorado Health Facilities Authority, (Frasier Meadows Retirement Community), 5.25%, 5/15/37	750	758,582
Colorado Health Facilities Authority, (Frasier), 5.25%, 5/15/48	815	830,786
Connecticut Health and Educational Facilities Authority, (Church Home of Hartford, Inc.), 5.00%, 9/1/46(3)	1,000	991,552
Delaware Economic Development Authority, DE, (Acts Retirement Life Communities, Inc.), 5.25%, 11/15/53	4,600	4,634,734
District of Columbia, (Ingleside at Rock Creek), 5.00%, 7/1/52	2,100	1,927,446
Florida Development Finance Corp., (The Glenridge on Palmer Ranch), 5.00%, 6/1/51(3)	7,900	7,306,241

Eaton Vance
High Yield Municipal Income Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Florida Local Government Finance Commission, (Fleet Landing at Nocatee):
5.50%, 11/15/35(3)	$1,000	$ 1,045,352
6.625%, 11/15/45(3)	1,500	1,602,843
6.75%, 11/15/55(3)	1,250	1,305,636
Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.), 5.00%, 12/1/38	1,000	1,001,847
Franklin County, OH, (Ohio Living Communities):
5.00%, 7/1/40	4,000	4,068,426
5.50%, 7/1/41	6,000	6,341,106
Fulton County Residential Care Facilities for the Elderly Authority, GA, (Canterbury Court):
4.00%, 4/1/56(3)	5,050	3,968,209
5.00%, 4/1/47(3)	1,000	976,718
5.00%, 4/1/54(3)	1,660	1,556,391
Grand Rapids Economic Development Corp., MI, (Beacon Hill at Eastgate), 5.75%, 11/1/45	6,000	6,079,496
Hamilton County, OH, (Life Enriching Communities), 5.75%, 1/1/53	3,000	3,095,398
Harris County Cultural Education Facilities Finance Corp., TX, (Brazos Presbyterian Homes, Inc.), 5.00%, 1/1/48	500	487,878
Howard County, MD, (Vantage House), 5.00%, 4/1/36	1,675	1,681,180
Illinois Finance Authority, (Plymouth Place, Inc.), 5.00%, 5/15/41	400	392,292
Iowa Finance Authority, (Lifespace Communities, Inc.):
4.125%, 5/15/38	1,770	1,730,890
5.00%, 5/15/49	3,855	3,685,069
James City County Economic Development Authority, VA, (Williamsburg Landing), 6.875%, 12/1/58	2,600	2,832,359
Massachusetts Development Finance Agency, (Linden Ponds, Inc.):
5.00%, 11/15/33(3)	1,550	1,598,034
5.00%, 11/15/38(3)	1,010	1,036,554
Mesquite Health Facilities Development Corp., TX, (Christian Care Centers), 5.125%, 2/15/30(4)	8	85
Missouri Health and Educational Facilities Authority, (Bethesda Health Group, Inc.), 5.00%, 8/1/40	1,300	1,300,135
Montgomery County Industrial Development Authority, PA, (Whitemarsh Continuing Care Retirement Community):
5.25%, 1/1/40	4,000	4,002,021
5.25%, 1/1/48	9,045	8,909,645
Multnomah County Hospital Facilities Authority, OR, (Terwilliger Plaza), 4.00%, 12/1/51	2,245	1,725,486
National Finance Authority, NH, (The Vista):
5.625%, 7/1/46(3)	555	556,942
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
National Finance Authority, NH, (The Vista): (continued)
5.75%, 7/1/54(3)	$1,745	$ 1,740,022
New Hope Cultural Education Facilities Finance Corp., TX, (Bella Vida Forefront Living):
6.25%, 10/1/45	2,200	2,297,115
6.50%, 10/1/55	1,600	1,646,978
6.50%, 10/1/60	1,125	1,155,001
New Hope Cultural Education Facilities Finance Corp., TX, (Brazos Presbyterian Homes, Inc.), 5.375%, 1/1/55	1,500	1,509,920
New Hope Cultural Education Facilities Finance Corp., TX, (The Outlook at Windhaven), 6.75%, 10/1/52	15,000	15,410,341
New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group), 5.00%, 7/1/49	16,000	14,453,974
Norfolk Redevelopment and Housing Authority, VA, (Fort Norfolk Retirement Community, Inc. - Harbor's Edge):
4.375%, 1/1/39	1,250	1,211,639
5.00%, 1/1/49	4,000	3,753,112
5.25%, 1/1/54	2,000	1,914,685
North Carolina Medical Care Commission, (Penick Village), 5.50%, 9/1/54	2,410	2,415,888
North Carolina Medical Care Commission, (Pennybyrn at Maryfield), 5.625%, 10/1/55	360	366,037
Okaloosa County, FL, (Air Force Enlisted Village, Inc.):
5.50%, 5/15/45(3)	1,300	1,340,717
5.75%, 5/15/55(3)	1,690	1,711,321
5.75%, 5/15/60(3)	1,000	1,008,930
Palm Beach County Health Facilities Authority, FL, (Green Cay Life Plan Village):
11.50%, 7/1/27(3)	6,020	9,085,315
11.50%, 7/1/27(3)	535	535,626
Palm Beach County Health Facilities Authority, FL, (Lifespace Communities, Inc.), 5.625%, 5/15/61	3,000	3,017,389
Palm Beach County Health Facilities Authority, FL, (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4.25%, 6/1/56	1,935	1,578,146
Public Finance Authority, WI, (Church Home of Hartford, Inc.), 5.00%, 9/1/30(3)	770	770,690
Public Finance Authority, WI, (Mary's Woods at Marylhurst):
5.25%, 5/15/42(3)	1,000	1,004,318
5.25%, 5/15/47(3)	1,335	1,329,011
5.25%, 5/15/52(3)	2,750	2,644,383

Eaton Vance
High Yield Municipal Income Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
South Carolina Jobs-Economic Development Authority, (Bishop Gadsden Episcopal Retirement Community), 4.00%, 4/1/54	$1,165	$ 950,392
South Carolina Jobs-Economic Development Authority, (Rolling Green Village):
5.75%, 12/1/60	2,780	2,770,637
5.80%, 12/1/50	1,500	1,521,189
South Carolina Jobs-Economic Development Authority, (Seafields Kiawah Island Project), 7.75%, 11/15/58	12,800	13,849,155
South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes), 5.00%, 4/1/38	2,500	2,507,853
St. Louis County Industrial Development Authority, MO, (Friendship Village of St. Louis), 5.00%, 9/1/38	1,250	1,271,410
Stamford Housing Authority, CT, (Mozaic Concierge Living):
6.25%, 10/1/60	1,000	1,011,517
6.375%, 10/1/45	1,600	1,691,176
6.50%, 10/1/55	2,200	2,275,413
Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks):
6.625%, 11/15/41	715	713,130
6.75%, 11/15/51	3,225	3,008,838
6.875%, 11/15/55	185	174,954
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe):
4.00%, 12/1/56	6,540	4,991,140
5.375%, 12/1/46	1,500	1,539,460
5.625%, 12/1/55	2,160	2,209,348
5.625%, 12/1/60	4,225	4,288,161
Tempe Industrial Development Authority, AZ, (Mirabella at ASU):
6.125%, 10/1/47(3)	4,100	3,258,096
6.125%, 10/1/52(3)	8,850	6,862,258
Venice, FL, (Village On The Isle), 5.625%, 1/1/60(3)	2,000	1,985,709
Virginia Beach Development Authority, VA, (Westminster-Canterbury on Chesapeake Bay):
4.00%, 9/1/48	2,100	1,710,777
7.00%, 9/1/53	2,000	2,191,001
7.00%, 9/1/59	9,000	9,810,030
Washington Housing Finance Commission, (Bayview Manor Homes):
5.00%, 7/1/36(3)	1,500	1,500,839
5.00%, 7/1/46(3)	1,400	1,322,172
Washington Housing Finance Commission, (Horizon House):
5.00%, 1/1/48(3)	7,225	6,453,572
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Washington Housing Finance Commission, (Horizon House): (continued)
6.00%, 1/1/46	$10,080	$ 10,317,640
6.25%, 1/1/56	22,715	22,978,530
6.25%, 1/1/61	6,835	6,892,344
Washington Housing Finance Commission, (Transforming Age):
5.00%, 1/1/44(3)	2,500	2,487,946
5.00%, 1/1/49(3)	695	650,392
5.00%, 1/1/55(3)	1,500	1,369,041
Wisconsin Health and Educational Facilities Authority, (Dickson Hollow Phase II), 6.125%, 10/1/59	1,700	1,761,203
Wisconsin Health and Educational Facilities Authority, (Oakwood Lutheran Senior Ministries), 4.00%, 1/1/57	1,000	781,052
Wisconsin Health and Educational Facilities Authority, (Three Pillars Senior Living Communities):
4.00%, 8/15/46	1,595	1,372,618
4.00%, 8/15/51	1,000	812,125
5.25%, 8/15/39	1,415	1,496,547
5.75%, 8/15/54	920	949,803
5.75%, 8/15/59	4,000	4,113,119
		$ 316,534,986
Special Tax Revenue — 10.3%
Aerotropolis Regional Transportation Authority, CO, 5.75%, 12/1/54(3)	$13,760	$ 13,830,451
American Samoa Economic Development Authority, 5.25%, 9/1/45(3)	935	937,093
Anna, TX, 5.70%, 9/15/56(3)	1,000	1,000,528
Atlanta Development Authority, GA, (Westside Gulch Area), 5.50%, 4/1/39(3)	13,580	13,890,815
Big Cypress Stewardship District, FL, 5.40%, 5/1/46	6,595	6,580,356
Brightshore Community Development District, FL:
5.30%, 5/1/46	1,500	1,476,690
5.70%, 5/1/57	2,500	2,456,380
Coastal Ridge Community Development District, FL, 5.75%, 5/1/45	3,015	3,137,669
Denton County, TX, (Green Meadows Public Improvement District Improvement Area):
5.375%, 12/31/45(3)	1,500	1,553,234
5.625%, 12/31/55(3)	1,101	1,129,542
District of Columbia Income Tax Revenue, 5.25%, 6/1/50(1)	4,000	4,259,280
Downtown Revitalization Public Infrastructure District, UT, 5.00%, 7/15/35(3)	1,000	1,004,219

Eaton Vance
High Yield Municipal Income Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Hobe-St. Lucie Conservancy District, FL:
5.60%, 5/1/44	$1,000	$ 1,041,245
5.875%, 5/1/55	1,950	1,989,293
Kingston One Community Development District, FL, (Assessment Area One 2025):
5.75%, 5/1/45(3)	1,750	1,818,951
6.00%, 5/1/57(3)	4,500	4,590,636
Lakewood Ranch Stewardship District, FL, (Lakewood Ranch Southeast):
5.00%, 5/1/35	2,795	2,973,382
5.50%, 5/1/40	2,145	2,322,541
5.80%, 5/1/45	2,000	2,140,449
6.00%, 5/1/56	2,000	2,090,130
Lakewood Ranch Stewardship District, FL, (Villages of Lakewood Ranch South):
5.00%, 5/1/36	3,600	3,602,474
5.125%, 5/1/46	3,940	3,940,190
Maryland Economic Development Corp., (Port Covington), 4.00%, 9/1/50	585	487,265
Metropolitan Development and Housing Agency, TN, (Fifth + Broadway Development Project), 5.125%, 6/1/36(3)	1,800	1,825,021
Mida Mountain Village Public Infrastructure District, UT:
5.125%, 6/15/54(3)	2,375	2,383,516
6.00%, 6/15/54(3)	3,375	3,474,568
Middleton Community Development District A, FL, 4.75%, 5/1/55	1,400	1,294,465
New River Community Development District, FL, (Capital Improvements):
5.00%, 5/1/13(4)	1,005	10
5.75%, 5/1/38	920	928,020
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.50%, 11/1/45(1)	20,000	21,668,200
Ohio County, WV, (The Highlands), 5.25%, 6/1/53	2,700	2,687,153
Oneida Indian Nation of New York, NY, 6.00%, 9/1/43(3)	2,300	2,487,478
Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue, 4.00%, 12/1/51	5,000	4,547,918
Point Phase 1 Public Infrastructure District No. 1, UT, 5.875%, 3/1/45	3,750	3,923,246
Princeton, TX:
5.25%, 9/1/46	606	603,217
5.625%, 9/1/56	930	926,262
Puerto Rico Sales Tax Financing Corp.:
0.00%, 7/1/46	18,623	6,671,461
0.00%, 7/1/51	40,064	10,504,352
4.75%, 7/1/53	9,834	9,406,219
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Puerto Rico Sales Tax Financing Corp.: (continued)
5.00%, 7/1/58	$16,285	$ 15,871,433
South Village Community Development District, FL:
4.875%, 5/1/35	500	500,138
5.00%, 5/1/38	100	100,030
Southern Hills Plantation I Community Development District, FL:
Series A1, 5.80%, 5/1/35	748	706,302
Series A2, 5.80%, 5/1/35(4)	755	453,000
St. Louis Land Clearance for Redevelopment Authority, MO, (Kiel Opera House Renovation), 3.875%, 10/1/35	280	281,505
Winter Garden Village at Fowler Groves Community Development District, FL, 4.125%, 5/1/37	3,905	3,883,491
		$ 173,379,818
Transportation — 10.4%
California Municipal Finance Authority, (HumanGood - California Obligated Group), (AMT), 5.00%, 6/1/48	$2,025	$ 2,001,159
Chicago, IL, (O'Hare International Airport), (AMT), 5.50%, 1/1/55(1)	4,000	4,115,280
Colorado High Performance Transportation Enterprise, (U.S. 36 and I-25 Managed Lanes), (AMT), 5.75%, 1/1/44	2,100	2,101,616
Denver City and County, CO, Airport System Revenue, (AMT), 5.00%, 11/15/53	8,385	8,476,629
Hawaii, Airports System Revenue, (AMT), 5.00%, 7/1/45	115	120,609
Kentucky Public Transportation Infrastructure Authority, (Downtown Crossing Project):
0.00%, 7/1/29	1,135	990,001
0.00%, 7/1/30	500	407,558
0.00%, 7/1/31	1,150	874,142
Louisiana Public Facilities Authority, (I-10 Calcasieu River Bridge Public-Private Partnership), (AMT), 5.75%, 9/1/64	20,075	20,645,317
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AMT), 5.125%, 1/1/34	1,980	1,983,482
New York Transportation Development Corp., (John F. Kennedy Airport Terminals 6 Redevelopment), Green Bonds, (AMT), 5.50%, 12/31/60	4,000	4,045,764
New York Transportation Development Corp., (John F. Kennedy International Airport New Terminal One):
Green Bonds, (AMT), 5.25%, 6/30/49	10,000	10,068,927
Green Bonds, (AMT), 5.50%, 6/30/60	2,000	2,013,690
Green Bonds, (AMT), 6.00%, 6/30/44	1,250	1,376,066

Eaton Vance
High Yield Municipal Income Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
New York Transportation Development Corp., (John F. Kennedy International Airport New Terminal One): (continued)
Green Bonds, (AMT), 6.00%, 6/30/55	$4,250	$ 4,499,710
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.25%, 1/1/50	3,505	3,505,265
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport), (AMT), 5.00%, 12/1/29	4,700	4,970,964
Pennsylvania Economic Development Financing Authority, (PennDOT Major Bridges Package One), (AMT), 5.25%, 6/30/53	8,180	8,214,565
Phoenix Civic Improvement Corp., AZ, Airport Revenue, (AMT), 4.00%, 7/1/48	3,375	3,005,050
Public Finance Authority, WI, (Georgia SR 400 Express Lanes):
(AMT), 5.75%, 6/30/60	10,000	10,255,206
(AMT), 5.75%, 12/31/65	15,465	15,825,995
(AMT), 6.50%, 6/30/60	9,000	9,917,861
(AMT), 6.50%, 12/31/65	7,500	8,259,113
Salt Lake City, UT, (Salt Lake City International Airport), (AMT), 5.00%, 7/1/47	5,445	5,451,193
San Diego County Regional Airport Authority, CA, (San Diego International Airport), (AMT), 5.00%, 7/1/53	10,160	10,304,154
South Jersey Port Corp., NJ, (AMT), 5.00%, 1/1/42	2,920	2,952,289
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Segment 3C), (AMT), 5.00%, 6/30/58	2,370	2,350,264
Texas Private Activity Bond Surface Transportation Corp., (NTE Mobility Partners Segments 3, LLC):
(AMT), 5.50%, 6/30/42	1,765	1,853,761
(AMT), 5.50%, 6/30/43	2,190	2,288,253
Texas Transportation Commission, (State Highway System):
0.00%, 8/1/36	400	258,153
0.00%, 8/1/46	2,500	914,579
Triborough Bridge and Tunnel Authority, NY, 5.00%, 11/15/51(1)	7,000	7,205,660
Virginia Small Business Financing Authority, (95 Express Lanes LLC Project), (AMT), 4.00%, 1/1/40	3,220	3,125,966
Virginia Small Business Financing Authority, (Transform 66 P3), (AMT), 5.00%, 12/31/52	10,000	9,741,700
		$ 174,119,941
Security	Principal Amount (000's omitted)	Value
Water and Sewer — 0.4%
Charlotte County Industrial Development Authority, FL, (Town and Country Utilities):
(AMT), 5.875%, 10/1/45	$1,000	$ 1,046,148
(AMT), 6.125%, 10/1/55	1,000	1,032,991
Dallas, TX, Waterworks and Sewer System Revenue, 4.25%, 10/1/51	2,105	2,017,678
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.25%, 6/15/52(1)	3,000	3,155,310
		$ 7,252,127
Total Tax-Exempt Municipal Obligations (identified cost $1,583,226,752)		$1,601,827,902

Taxable Municipal Obligations — 4.4%
Security	Principal Amount (000's omitted)	Value
Cogeneration — 0.0%†
Northampton County Industrial Development Authority, PA, (Northampton Generating), 5.00%, 6/30/27(2)	$312	$ 56,233
		$ 56,233
Education — 0.6%
California Municipal Finance Authority, (Albert Einstein Academies):
4.35%, 8/1/38(3)	$1,100	$ 786,943
4.50%, 8/1/43(3)	1,500	936,694
Capital Trust Authority, FL, (Mason Classical Academy), 6.75%, 6/1/31(3)	2,985	2,983,959
Maricopa County Industrial Development Authority, AZ, (Grand Canyon University), 7.375%, 10/1/29(3)	3,500	3,680,072
San Antonio Education Facilities Corp., TX, (University of the Incarnate Word), 3.15%, 4/1/37	1,750	1,278,960
		$ 9,666,628
General Obligations — 0.6%
Atlantic City, NJ, 7.50%, 3/1/40	$5,440	$ 6,203,583
Chicago, IL, 6.326%, 1/1/33	2,500	2,528,905
Detroit, MI:
Social Bonds, 3.11%, 4/1/28	830	808,305
Social Bonds, 3.344%, 4/1/30	125	118,999

Eaton Vance
High Yield Municipal Income Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Detroit, MI: (continued)
Social Bonds, 3.644%, 4/1/34	$500	$ 457,282
		$ 10,117,074
Hospital — 0.3%
California Municipal Finance Authority, (Gateways Hospital and Mental Health Centers), 6.53%, 9/1/37	$1,300	$ 1,334,204
Middleburg Heights, OH, (Southwest General Health Center), 4.074%, 8/1/47	6,000	4,312,375
		$ 5,646,579
Housing — 0.4%
Alachua County Housing Finance Authority, FL, (Woodland Park II LLC), 7.00% to 7/1/28 (Put Date), 7/1/29(3)	$2,000	$ 2,020,815
Florida Development Finance Corp., (The Henry Project), 8.00%, 6/1/37(3)	3,985	3,924,884
		$ 5,945,699
Insured - Education — 0.1%
University of California College of the Law San Francisco, CA, (BAM), 6.093%, 8/1/55	$2,500	$ 2,517,843
		$ 2,517,843
Insured - General Obligations — 0.0%†
Elmwood Park, IL, (AG), 2.544%, 12/1/36	$325	$ 260,199
		$ 260,199
Insured - Transportation — 0.8%
Alameda Corridor Transportation Authority, CA:
(AG), 0.00%, 10/1/41	$16,290	$ 6,558,149
(AG), 0.00%, 10/1/44	8,000	2,610,133
(AG), 0.00%, 10/1/46	15,000	4,250,811
		$ 13,419,093
Lease Revenue/Certificates of Participation — 0.1%
New Hampshire Business Finance Authority, (Centurion BioSquare, Inc.), 9.58%, 12/15/38	$780	$ 787,143
New Hampshire Business Finance Authority, (Centurion Foundation), 11.00%, 12/15/38	425	428,711
		$ 1,215,854
Senior Living/Life Care — 0.6%
Build NYC Resource Corp., NY, (Riverspring Health Senior Living, Inc.), 7.00%, 12/15/30(3)	$10,000	$ 9,913,523
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Palm Beach County Health Facilities Authority, FL, (Green Cay Life Plan Village), 14.50%, 7/1/27(3)	$125	$ 123,200
		$ 10,036,723
Special Tax Revenue — 0.9%
American Samoa Economic Development Authority, 3.72%, 9/1/27(3)	$735	$ 721,682
Oneida Indian Nation of New York, NY, 8.00%, 9/1/40(3)	14,000	14,124,979
		$ 14,846,661
Total Taxable Municipal Obligations (identified cost $75,698,580)		$ 73,728,586

Short-Term Investments — 1.6%
Security	Shares	Value
BlackRock Liquidity Funds - MuniCash, Institutional Shares, 3.31%(6)	25,852,678	$ 25,855,263
Total Short-Term Investments (identified cost $25,855,263)		$ 25,855,263
Total Investments — 102.0% (identified cost $1,693,945,595)		$1,709,751,912
Other Assets, Less Liabilities — (2.0)%		$ (33,032,731)
Net Assets — 100.0%		$1,676,719,181
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.
(2)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2026, the aggregate value of these securities is $383,836,228 or 22.9% of the Fund's net assets.
(4)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal or has filed bankruptcy and is non-income producing.
(5)	When-issued security.
(6)	The rate shown is the annualized seven-day yield as of April 30, 2026.

Eaton Vance
High Yield Municipal Income Fund
April 30, 2026
Portfolio of Investments (Unaudited) — continued

At April 30, 2026, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:
New York	10.3%
Others, representing less than 10% individually	89.6%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At April 30, 2026, 8.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.5% to 5.0% of total investments.
Abbreviations:
AG	– Assured Guaranty, Inc.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
NPFG	– National Public Finance Guarantee Corp.
PSF	– Permanent School Fund

The Fund did not have any open derivative instruments at April 30, 2026.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2026, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 8,340,161	$ —	$ 8,340,161
Tax-Exempt Municipal Obligations	—	1,601,827,902	—	1,601,827,902
Taxable Municipal Obligations	—	73,728,586	—	73,728,586
Short-Term Investments	25,855,263	—	—	25,855,263
Total Investments	$25,855,263	$1,683,896,649	$ —	$1,709,751,912
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.